Stock-Based Compensation - Restricted Stock Activity (Details) - Restricted Stock - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, weighted-average grant date fair value (in Dollars per share)	$ 109.28	$ 107.53	$ 142.32
Fair value of restricted stock vested	$ 5.6	$ 14.5	$ 7.9